Share-based Payments - Summary of Details of Share-based Payments (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Grant date	12th grant August 2, 2018
Vesting conditions	Service condition: 1 year Non-marketperformance condition: achievement of performance
Fair value per option	₩ 28,350
Total compensation costs	₩ 5,956,000,000	₩ 6,483,000,000